FAIR VALUE MEASUREMENTS (Details- Fair value of the warrants)	9 Months Ended
Sep. 30, 2023 $ / shares
Issuance Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability, Strike Price	$ 0.63
Warrant Liability, Contractual term	5 years
Warrant Liability, Volatility (annual)	80.00%
Warrant Liability, Risk-free rate	3.52%
Warrant Liability, Floor Financing price	$ 0.50
Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Warrant Liability, Strike Price	$ 0.63
Warrant Liability, Contractual term	5 years
Warrant Liability, Volatility (annual)	80.00%
Warrant Liability, Risk-free rate	4.64%
Warrant Liability, Floor Financing price	$ 0.50